Employee Benefits - Remeasurements of Net Defined Benefit Liabilities (Assets) Included in Other Comprehensive Income (Loss) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Group's share of associates regarding remeasurements	₩ 32	₩ (84)	₩ 39
Related income tax	(43,503)	57,438	(38,032)
Remeasurements of net defined benefit liabilities (assets) [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(125,293)	38,154	(72,289)
Actuarial profit or loss arising from: Experience adjustment	(83,376)	(124,974)	36,769
Actuarial profit or loss arising from: Demographic assumptions	(8,020)	(7,206)	(2,584)
Actuarial profit or loss arising from: Financial assumptions	287,304	(73,138)	121,515
Return on plan assets	(30,044)	(15,483)	(7,264)
Group's share of associates regarding remeasurements	32	(84)	39
Remeasurements	165,896	(220,885)	148,475
Related income tax	(43,503)	57,438	(38,032)
Ending balance	₩ (2,900)	₩ (125,293)	₩ 38,154